Summary of Significant Accounting Policies (Details 6)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Total common stock equivalents	330,759	89,194	1,936	602,267
Employee Stock Option [Member]
Total common stock equivalents	670	1,903	1,847	1,903
Warrant [Member]
Total common stock equivalents	330,089	84,820	89	72,584
Convertible Preferred Stock Series C [Member]
Total common stock equivalents			0	23
Convertible Debt [Member]
Total common stock equivalents	0	2,471	0	527,757